Pension and Other Postretirement Benefits - Schedule of Assumptions Used (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Discount rate	3.75%	4.50%
Weighted-average rate of compensation increase	3.25%	3.25%
Asset return assumption	7.00%	7.00%